Equity - Summary of the Subsidiary with Non Controlling Interests (Detail) - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Noncontrolling Interests [Line Items]
Equity	$ 490,932		$ 490,932	$ 490,932	$ 521,342	$ 513,458	$ 564,285
Profit (loss)				75,687	120,815	94,104
Revenue from contracts with customers				374,204	327,617	258,877
Employee benefits expense				(111,681)	(78,778)	(69,779)
Amortization Expense Except Software Amortization				(30,727)	(22,370)	(17,379)
Administrative expenses				(46,681)	(39,159)	(31,150)
Share of profit (loss) of associates accounted for using equity method				(508)	(753)	(2,351)
Finance income (cost)				(20,640)	(1,674)	8,115
Profit (loss) before tax				85,993	117,999	102,453
Tax expense (income)				(10,306)	2,816	(8,349)
Non-controlling interests [member]
Disclosure Of Noncontrolling Interests [Line Items]
Equity	9,854		9,854	9,854	(21,147)	(39,330)	$ 0
Profit (loss)				3,812	2,415	1,147
Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Equity	9,854		9,854	9,854	(21,147)	(39,330)
Profit (loss)				$ 3,812	2,415	1,147
VBI Real Estate Gestão de Carteiras S.A. [Member]
Disclosure Of Noncontrolling Interests [Line Items]
Profit (loss)		$ 4,314			4,256
Revenue from contracts with customers		(9,738)			13,008
Employee benefits expense		(1,906)			(3,070)
Amortization Expense Except Software Amortization		(668)			(1,870)
Administrative expenses		(1,058)			(1,892)
Share of profit (loss) of associates accounted for using equity method		(356)			(222)
Finance income (cost)		(276)			(148)
Profit (loss) before tax		5,474			5,800
Tax expense (income)		(1,160)			(1,544)
Current tax expense (income) and adjustments for current tax of prior periods		(1,420)			(1,460)
Deferred tax expense (income) recognised in profit or loss		260			(84)
VBI Real Estate Gestão de Carteiras S.A. [Member] | Non-controlling interests [member]
Disclosure Of Noncontrolling Interests [Line Items]
Profit (loss)		1,842			2,128
Revenue from contracts with customers		(4,869)			6,504
Employee benefits expense		(953)			(1,535)
Amortization Expense Except Software Amortization		(334)			(935)
Administrative expenses		(529)			(946)
Share of profit (loss) of associates accounted for using equity method		(178)			(111)
Finance income (cost)		(138)			(74)
Profit (loss) before tax		2,422			2,900
Tax expense (income)		(580)			(772)
Current tax expense (income) and adjustments for current tax of prior periods		(710)			(730)
Deferred tax expense (income) recognised in profit or loss		$ 130			(42)
VBI Real Estate Gestão de Carteiras S.A. [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary				0.00%
Equity	0		0	$ 0	(37,564)	(39,330)
Profit (loss)				1,842	2,128	1,147
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member]
Disclosure Of Noncontrolling Interests [Line Items]
Profit (loss)	586			2,991
Revenue from contracts with customers	1,993			(12,537)
Employee benefits expense	(742)			(6,101)
Amortization Expense Except Software Amortization	0			0
Administrative expenses	(179)			(1,658)
Share of profit (loss) of associates accounted for using equity method	0			0
Finance income (cost)	(25)			(98)
Profit (loss) before tax	896			4,657
Tax expense (income)	(310)			(1,666)
Current tax expense (income) and adjustments for current tax of prior periods	(293)			(2,175)
Deferred tax expense (income) recognised in profit or loss	(17)			509
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member] | Non-controlling interests [member]
Disclosure Of Noncontrolling Interests [Line Items]
Profit (loss)	287			733
Revenue from contracts with customers	977			(6,176)
Employee benefits expense	(364)			(3,005)
Amortization Expense Except Software Amortization	0			0
Administrative expenses	(88)			(817)
Share of profit (loss) of associates accounted for using equity method	0			0
Finance income (cost)	(12)			(49)
Profit (loss) before tax	439			1,554
Tax expense (income)	(152)			(821)
Current tax expense (income) and adjustments for current tax of prior periods	(144)			(1,072)
Deferred tax expense (income) recognised in profit or loss	(8)			$ 251
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary				49.26%
Equity	17,076		17,076	$ 17,076	16,417	0
Profit (loss)				733	287	0
TRIA [Member]
Disclosure Of Noncontrolling Interests [Line Items]
Profit (loss)			3,547	$ 1,182	0	0
Revenue from contracts with customers			0
Employee benefits expense			(1,339)
Amortization Expense Except Software Amortization			(29)
Administrative expenses			(376)
Share of profit (loss) of associates accounted for using equity method			0
Finance income (cost)			551
Profit (loss) before tax			5,374
Tax expense (income)			(1,827)
Current tax expense (income) and adjustments for current tax of prior periods			0
Deferred tax expense (income) recognised in profit or loss			(1,827)
TRIA [Member] | Non-controlling interests [member]
Disclosure Of Noncontrolling Interests [Line Items]
Profit (loss)			1,182
Revenue from contracts with customers			0
Employee benefits expense			(446)
Amortization Expense Except Software Amortization			(10)
Administrative expenses			(126)
Share of profit (loss) of associates accounted for using equity method			0
Finance income (cost)			184
Profit (loss) before tax			1,791
Tax expense (income)			(609)
Current tax expense (income) and adjustments for current tax of prior periods			0
Deferred tax expense (income) recognised in profit or loss			(609)
TRIA [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary				33.33%
Equity	(7,523)		(7,523)	$ (7,523)	0	0
Profit (loss)				$ 1,182	0	0
Patria Real Estate Latam S.A.S [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary				1.10%
Equity	70		70	$ 70	0	0
Profit (loss)				$ 20	0	0
PEVC I General Partner IV [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary				42.92%
Equity	28		28	$ 28	0	0
Profit (loss)				$ 42	0	0
SH Manco Holding Ltda. [Member] | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary				25.00%
Equity	$ 203		$ 203	$ 203	0	0
Profit (loss)				$ (7)	$ 0	$ 0